Segmental analysis (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	€ 16,327	€ 15,109
Equipment revenue	2,187	2,097
Revenue from contracts with customers	18,514	17,206
Other revenue	1,000	1,007
Interest revenue	95	63
Total segment revenue	19,609	18,276
Adjusted EBITDAaL	5,728	5,411
Common Functions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	388	322
Equipment revenue	23	21
Revenue from contracts with customers	411	343
Other revenue	559	562
Interest revenue		1
Total segment revenue	970	906
Adjusted EBITDAaL	(14)	22
Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	(75)	(68)
Revenue from contracts with customers	(75)	(68)
Other revenue	(46)	(32)
Total segment revenue	(121)	(100)
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	5,425	5,500
Equipment revenue	396	443
Revenue from contracts with customers	5,821	5,943
Other revenue	166	171
Interest revenue	9	8
Total segment revenue	5,996	6,122
Adjusted EBITDAaL	2,191	2,290
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	3,664	2,891
Equipment revenue	701	517
Revenue from contracts with customers	4,365	3,408
Other revenue	18	14
Interest revenue	26	26
Total segment revenue	4,409	3,448
Adjusted EBITDAaL	884	707
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	2,415	2,410
Equipment revenue	331	322
Revenue from contracts with customers	2,746	2,732
Other revenue	48	61
Interest revenue	10	11
Total segment revenue	2,804	2,804
Adjusted EBITDAaL	835	784
Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	1,327	1,103
Equipment revenue	237	285
Revenue from contracts with customers	1,564	1,388
Other revenue	3	3
Interest revenue	34
Total segment revenue	1,601	1,391
Adjusted EBITDAaL	485	394
Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Service revenue	3,183	2,951
Equipment revenue	499	509
Revenue from contracts with customers	3,682	3,460
Other revenue	252	228
Interest revenue	16	17
Total segment revenue	3,950	3,705
Adjusted EBITDAaL	€ 1,347	€ 1,214